Trade and other current receivables - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade and Other Current Receivables [Line Items]
Trade receivables	€ 4,544	€ 3,582
Other receivables	1,543	1,348
Reclaimable sales tax	753	598
Impairment provision	278	286	€ 276
Current trade receivables
Trade and Other Current Receivables [Line Items]
Impairment provision	188	201
Other current receivables
Trade and Other Current Receivables [Line Items]
Impairment provision	22	22
Non-current trade and other receivables
Trade and Other Current Receivables [Line Items]
Impairment provision	68	63
Discounts due to customers
Trade and Other Current Receivables [Line Items]
Trade receivables	2,436	2,126
Financial asset
Trade and Other Current Receivables [Line Items]
Other receivables	317	354
Non-financial asset
Trade and Other Current Receivables [Line Items]
Other receivables	€ 1,226	€ 994